Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	6-K
Entity Registrant Name	AC IMMUNE SA
Entity Central Index Key	0001651625
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31